UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2011 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul A. Bachtold
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Paul Bachtold,  Houston, TX    October 5, 2011


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      8

Form 13F Information Table Value Total: 437028


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    88414   1602002 SH        SOLE         1602002
SPDR GOLD TRUST             	GOLD SHS         78463V107   104945    663956 SH        SOLE          663956
ISHARES TR                      BARCLYS 20+ YR   464287432   167791   1388996 SH        SOLE         1388996
OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106    32737    317500 SH        SOLE          317500
SELECT SECTOR SPDR TR           SBI HEALTHCARE   81369Y209    22084    696000 SH        SOLE          696000
CHIND FD INC                    COM              169373107     4186    182000 SH        SOLE          182000
MORGAN STANLEY CHINA A SH FD    COM              617468103     4323    204000 SH        SOLE          204000
ISHARES TR                      FTSE CHINA25 IDX 464287184    12548    407000 SH        SOLE          407000